Loans and advances to customers (Details - Breakdown of balance of loans and advances to customers) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 23,899,551	R$ 16,868,112
Carrying amount	33,327,355	27,900,543
Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,268,172	412,674
Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,110,907	290,149
Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,250,187	8,583,568
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 35,596,293	R$ 29,784,301
Expected credit loss rate	100.00%	100.00%
Provision for expected loss	R$ (2,268,938)	R$ (1,883,758)
Loans and advances to customers | Overdue by one day or more [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,949,602	3,599,256
Loans and advances to customers | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,807,585	3,910,594
Loans and advances to customers | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,242,130	8,366,848
Loans and advances to customers | Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,596,976	13,907,603
Loans and advances to customers | Largest debtor
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 123,456	R$ 339,130
Concentration by customer	0.35%	1.14%
Loans and advances to customers | Total of the 10 largest debtors [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 964,974	R$ 1,520,664
Concentration by customer	2.71%	5.11%
Loans and advances to customers | Total of the 20 largest debtors
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 1,520,889	R$ 2,140,098
Concentration by customer	4.27%	7.19%
Loans and advances to customers | Total of the 50 largest debtors
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 2,378,545	R$ 3,225,766
Concentration by customer	6.68%	10.83%
Loans and advances to customers | Total of the 100 largest debtors
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 3,181,258	R$ 4,147,360
Concentration by customer	8.94%	13.92%
Loans and advances to customers | Financial activities
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 5,667,776	R$ 1,708,407
Loans and advances to customers | Construction loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,817,869	1,885,772
Loans and advances to customers | Administrative activities loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,190,423	1,529,880
Loans and advances to customers | Industries loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,429,907	1,396,046
Loans and advances to customers | Trade loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,468,875	1,490,290
Loans and advances to customers | Agriculture loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	79,653	150,896
Loans and advances to customers | Other segments loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,110,431	1,433,467
Loans and advances to customers | Other business loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,764,934	9,594,758
Loans and advances to customers | Individual loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,831,359	20,189,543
Loans and advances to customers | Credit Card
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 11,799,890	R$ 9,461,277
Expected credit loss rate	33.14%	31.77%
Loans and advances to customers | Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 11,250,187	R$ 8,583,568
Expected credit loss rate	31.60%	28.82%
Loans and advances to customers | Personal loans [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 8,236,791	R$ 7,138,744
Expected credit loss rate	23.14%	23.97%
Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 3,968,591	R$ 3,855,754
Expected credit loss rate	11.15%	12.95%
Loans and advances to customers | Rural loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 340,834	R$ 744,958
Expected credit loss rate	0.96%	2.50%